Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income	$ 24,072	$ 23,719
Depletion and amortization	17,814	18,146
Non-cash cost of sales related to prepaid gold interest (Note 6)	3,711
Change in fair value of prepaid gold interest (Note 6)	(1,310)
Income tax expense	10,496	6,060
Share-based compensation	1,694	1,688
Finance expense	1,151	2,456
Foreign exchange loss (gain)	180	(284)
Unrealized loss (gain) on warrants	58	(1,891)
Withholding and income taxes paid	(3,463)	(4,076)
Gain on royalty transactions (Note 4)	(10,983)	(9,291)
Gain on conversion of debenture (Note 4)	(2,410)
Changes in non-cash working capital (Note 12)	2,194	(3,527)
Net cash provided by operating activities	43,204	33,000
Investing activities
Acquisition of royalty, stream and other interests (Note 4 and 5)	(30,995)	(15,436)
Acquisition of prepaid gold interest (Note 6)	(50,103)
Proceeds from royalty transactions and other (Note 4)	51,000	12,164
Acquisition of investments (Note 7)	(393)	(7,137)
Taxes paid on amendment of royalty interest (Note 4)		(2,787)
Proceeds from disposal of equity investments (Note 7)	11,196	568
Right of first refusal proceeds		12,000
Net cash used in investing activities	(19,295)	(628)
Financing activities
Proceeds from credit facility (Note 8)	23,500	20,000
Repayment of credit facility (Note 8)	(43,000)	(57,000)
Financing costs and interest paid	(1,612)	(2,337)
Dividends paid (Note 9e)	(6,820)	(6,361)
Proceeds from exercise of warrants and stock options (Note 9b and 9c)	13,333	16,152
Net cash used in financing activities	(14,599)	(29,546)
Effect of exchange rate changes on cash and cash equivalents	(11)	106
Increase in cash and cash equivalents	9,299	2,932
Cash and cash equivalents at the beginning of the year	7,760	4,828
Cash and cash equivalents	$ 17,059	$ 7,760